ACCOUNTS AND OTHER RECEIVABLES (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	$ 149	$ 435
Other non-current receivables	90	77
Accounts and other receivables	239	512
GST and HST receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	71	348
Quebec mining tax receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	61	61
Other receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	17	26
Mexican VAT receivable
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Other non-current receivables	$ 90	$ 77